Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Issued capital [member]	Warrants [member]	Contributed Surplus [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]
Balance at Dec. 31, 2021	$ 147,729,846	$ 5,328,455	$ 46,954,333	$ (2,053,917)	$ (172,986,970)
IfrsStatementLineItems [Line Items]
Funds from the exercise of warrants	284,437
Fair value assigned to warrants exercised	79,547
Funds from the exercise of stock options	418,845
Fair value of expired warrants	374,129
Funds from common shares issued through ATM Financing
Share issue costs
Common shares issued to settle accounts payable	40,029
Fair value assigned to warrants and compensation warrants exercised		(79,547)
Stock-based compensation			2,847,898
Fair value of stock options exercised			(374,129)
Other comprehensive (loss) - translation adjustment				(891,627)
Net loss					(14,756,739)
Balance at Sep. 30, 2022	148,926,833	5,248,908	49,428,102	(2,945,544)	(187,743,709)
Balance at Dec. 31, 2021	147,729,846	5,328,455	46,954,333	(2,053,917)	(172,986,970)
Balance at Dec. 31, 2022	151,206,539	5,905,642	51,016,808	(2,660,281)	(194,023,660)
IfrsStatementLineItems [Line Items]
Funds from the exercise of warrants	7,767,067
Fair value assigned to warrants exercised	4,418,783
Funds from the exercise of stock options	612,310
Fair value of expired warrants	538,168	(816,744)	816,744
Funds from common shares issued through ATM Financing	983,194
Share issue costs	(320,712)
Common shares issued to settle accounts payable
Fair value assigned to warrants and compensation warrants exercised		(4,418,783)
Stock-based compensation			3,151,356
Fair value of stock options exercised			(538,168)
Other comprehensive (loss) - translation adjustment				(20,182)
Net loss					(14,796,351)
Balance at Sep. 30, 2023	$ 165,205,349	$ 670,115	$ 54,446,740	$ (2,680,463)	$ (208,820,011)